INCOME TAXES - Permanent Items (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Taxes [Abstract]
Tax deductible write-downs on shares and receivables	$ (652)	$ (5,971)	$ (2,622)
Non tax deductible goodwill impairment	0	0	250
Non tax deductible hyperinflationary adjustment	26	22	114
Taxable income (tax loss) of AMTFS	(34)	20	196
Taxable dividends	65	19	0
Other permanent items	73	(30)	(62)
Total permanent items	$ (522)	$ (5,940)	$ (2,124)